UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576

Signature, Place, and Date of Signing:
/s/ William V. Thompson, III Memphis, TN 4/27/2011
--------------------------------- --------------------------------- ----------
[Signature] [City, State] [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $ 106,597
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  4,496    85,570     SH       SOLE       NONE     27,000  0      58,570
AMERICAN ORIENTAL BIO     	COM              028731107  3,444    2,311,322  SH       SOLE       NONE     700,000 0 	    1,611,322
ANNALY CAP MGMT INC       	COM              035710409  6,161    353,054    SH       SOLE       NONE     90,000  0      263,054
AOXING PHARMACEUTICAL CO  	COM              03740A106  948      438,809    SH       SOLE       NONE     157,576 0      281,233
APPLE INC                 	COM              037833100  220      630	SH       SOLE       NONE     -       0      630
BALDWIN & LYONS INC       	CL B 		 057755209  281      12,000     SH       SOLE       NONE     -       0      12,000
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  406      4,850      SH       SOLE       NONE     -       0      4,850
CAPITAL ONE FINL CORP     	COM 		 14040H105  5,766    110,972    SH       SOLE       NONE     32,000  0      78,972
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  1,472    68,085     SH       SOLE       NONE     20,000  0      48,085
CAPITOL FED FINL          	COM 		 14057C106  227      20,200     SH       SOLE       NONE     20,000  0      200
CASH STORE FINL SVCS INC  	COM 		 14756F103  6,803    471,750    SH       SOLE       NONE     200,100 0      271,650
CENTRAL SECS CORP         	COM 		 155123102  1,406    59,990     SH       SOLE       NONE     -       0      59,990
CHIMERA INVT CORP         	COM 		 16934Q109  3,407    860,300    SH       SOLE       NONE     200,000 0      660,300
COCA COLA CO              	COM 		 191216100  1,045    15,757     SH       SOLE       NONE     -       0      15,757
CORRECTIONS CORP AMER     	COM 		 22025Y407  3,209    131,500    SH       SOLE       NONE     30,000  0      101,500
DIRECTV COM               	CL A 		 25490A101  3,304    70,600     SH       SOLE       NONE     24,000  0      46,600
FIRST HORIZON NATL CORP   	COM 		 320517105  1,155    103,020    SH       SOLE       NONE     -       0      103,020
GALLAGHER ARTHUR J & CO   	COM 		 363576109  368      12,100     SH       SOLE       NONE     -       0      12,100
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  7,399    124,375    SH       SOLE       NONE     42,000  0      82,375
INTERVEST BANCSHARES CORP 	CL A 		 460927106  3,393    1,330,701  SH       SOLE       NONE     412,004 0      918,697
JOHNSON & JOHNSON         	COM 		 478160104  212      3,575      SH       SOLE       NONE     -       0      3,575
MEDIFAST INC              	COM 		 58470H101  4,495    227,603    SH       SOLE       NONE     70,500  0      157,103
NVR INC                   	COM 		 62944T105  2,586    3,421      SH       SOLE       NONE     1,000   0      2,421
NATIONAL INTERSTATE CORP  	COM 		 63654U100  3,642    174,674    SH       SOLE       NONE     66,997  0      107,677
OLD REP INTL CORP         	COM 		 680223104  9,297    732,630    SH       SOLE       NONE     310,000 0      422,630
POTLATCH CORP             	COM 		 737630103  754      18,750     SH       SOLE       NONE     -       0      18,750
REGIONS FINANCIAL CORP    	COM 		 7591EP100  144      19,785     SH       SOLE       NONE     -       0      19,785
RENT A CTR INC            	COM 		 76009N100  9,140    261,825    SH       SOLE       NONE     81,700  0      180,125
RESEARCH IN MOTION LTD    	COM 		 760975102  11,197   198,035    SH       SOLE       NONE     60,000  0      138,035
STANCORP FINL GROUP INC   	COM		 852891100  369      8,000      SH       SOLE       NONE     8,000   0      0
STARWOOD PPTY TR INC      	COM 		 85571B105  7,568    339,371    SH       SOLE       NONE     90,000  0      249,371
SYNOVUS FINL CORP         	COM 		 87161C105  1,103    459,500    SH       SOLE       NONE     157,700 0      301,800
U STORE IT TR             	COM 		 91274F104  116      11,000     SH       SOLE       NONE     -       0      11,000
WALGREEN CO               	COM 		 931422109  754      18,800     SH       SOLE       NONE     -       0      18,800
WALTER INVT MGMT CORP     	COM 		 93317W102  311      19,303     SH       SOLE       NONE     11,327  0      7,976

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